Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Operating Lease Cost
The components of operating lease cost recorded under operating expenses were as follows for the years ended:

	December 31,
	2024	2023	2022
Fixed cost and variable cost that depend on an index	$3,121	$2,689	$3,312
Impairment of lease ROU asset	-	211	-
Short term lease cost	63	76	23
Sublease income	(204)	(1,293)	(434)
Total	$2,980	$1,683	$2,901

Schedule of Lease Term and Discount Rate
Weighted average remaining lease term as of December 31, 2024	2.06 years
Weighted average discount rate	3.07%

Schedule of Minimum Lease Payments
The minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2024, were as follows:

2025	$2,647
2026	2,733
2027	157
Total undiscounted lease payments	5,537
Less: imputed interest	(182)
Present value of lease liabilities	$5,355